Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

4. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of October 31, 2020 are summarized below:

	As of October 31, 2020 (unaudited)	As of July 31, 2020 (audited)
Leasehold improvement	$114,263	$114,263
Accumulated depreciation	(70,734)	$(54,411)
Total	$43,529	$59,852

These leasehold improvement include, but are not strictly limited to, preparing the interior of the office space for the Company’s use, improving functionality, and purchasing new office equipment. The leasehold improvement have completed on September 2019.

Depreciation expense for the period ended October 31, 2020 and October 31, 2019 was $16,323 and $5,441 respectively

4. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of July 31, 2020 are summarized below:

	As of July 31, 2020 (audited)	As of July 31, 2019 (audited)
Leasehold improvement	$114,263	$-
Accumulated depreciation	(54,411)	$-
Property, plant and equipment, net	$59,852	$-

These leasehold improvement include, but are not strictly limited to, preparing the interior of the office space for the Company’s use, improving functionality, and purchasing new office equipment. The leasehold improvement have completed on September 2019.